Contract liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Contract liabilities

32.  Contract liabilities

Current contract liabilities:

	31 December	31 December
	2020	2019
Contract liabilities	315,070	290,408
	315,070	290,408

Non-current contract liabilities:

	31 December	31 December
	2020	2019
Contract liabilities	164,764	141,890
	164,764	141,890

Contract liabilities primarily consists of right of use sold but not used by prepaid subscribers.

Revenue recognized in the current reporting period relating to carried forward contract liabilities is TL 290,408 (2019: TL 255,756).

The following table shows unsatisfied performance obligation result as of 31 December 2020;

31 December 2020
Telecommunications service	900,816
Equipment revenues	423,948
Total	1,324,764

Management expects that 61% of the transaction price allocated to the unsatisfied contracts as of 31 December 2020 will be recognized as revenue during next reporting periods. The remaining 39% will be recognized in the 2021 financial year.